Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments

	Line Item in Statement of Operations	Year ended December 31,
		2018	2017	2016

Derivatives designated as cash flow hedging instruments :
Foreign currency derivatives	Cost of revenues	$18	$(63)	$-
Foreign currency derivatives	Sales and marketing	$13	$(61)	$1
Foreign currency derivatives	General and administrative	$6	$(24)	$-

Total expenses (income)		$37	$(148)	$1